Financial Instruments - Notional Amounts of Financial Instruments (Detail) - USD ($) $ in Billions	Dec. 28, 2024	Dec. 30, 2023
Non-derivative Debt Instruments
Derivatives [Line Items]
Non-derivative Debt Instruments	$ 2.9	$ 3.0
Commodity Contracts
Derivatives [Line Items]
Derivative, Notional Amount	1.4	1.7
Foreign Exchange Contract
Derivatives [Line Items]
Derivative, Notional Amount	3.1	3.8
Cross Currency Interest Rate Contract [Member]
Derivatives [Line Items]
Derivative, Notional Amount	1.2	1.3
Interest Rate Swap [Member]
Derivatives [Line Items]
Derivative, Notional Amount	$ 2.0	$ 0.0